Note 40 - Fee and commission income and expenses	12 Months Ended
Dec. 31, 2019
Fee And Commission Income Expenses
Fee and commission income and expenses

40. Fee and commission income and expense

The breakdown of the balance under these headings in the accompanying consolidated income statements is as follows:

Fee and commission income (Millions of Euros)
	2019	2018	2017
Bills receivables	39	39	46
Demand accounts	526	451	507
Credit and debit cards and TPVs	3,083	2,900	2,834
Checks	203	194	212
Transfers and other payment orders	735	689	648
Insurance product commissions	172	178	200
Loan commitments given	222	223	231
Other commitments and financial guarantees given	392	390	396
Asset management	1,066	1,023	923
Securities fees	319	325	385
Custody securities	123	122	122
Other fees and commissions	642	598	645
Total	7,522	7,132	7,150

The breakdown of fee and commission expense under these heading in the accompanying consolidated income statements is as follows:

Fee and commission expense (Millions of Euros)
	2019	2018	2017
Demand accounts	36	39	45
Credit and debit cards	1,662	1,502	1,458
Transfers and other payment orders	150	96	123
Commissions for selling insurance	54	48	60
Custody securities	30	29	38
Other fees and commissions	557	539	506
Total	2,489	2,253	2,229